Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
General
The Marsh & McLennan Companies 401(k) Savings & Investment Plan (the "Plan") is a defined contribution plan with 401(k), 401(m) and employee stock ownership plan features, which allows eligible participants to contribute from their eligible compensation through payroll deductions on a before-tax, after-tax or Roth 401(k) basis. In accordance with the Plan provisions, employees who are at least 18 years of age and classified as a United States (U.S.) regular or temporary employee, paid from U.S. payroll, and who are employees of any subsidiary or affiliate of Marsh & McLennan Companies, Inc. (the "Company", "Marsh" or the "Plan Sponsor"), with the exception of any employee of Marsh & McLennan Agency LLC and its subsidiaries and affiliates ("MMA"), are eligible to contribute to the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). Employees can make rollover contributions to the Plan as soon as the employee is eligible to participate in the Plan.
The before-tax and/or Roth 401(k) participant contribution percentage limit is 75% of eligible compensation. The after-tax contribution percentage limit is 15% of eligible compensation. The aggregate limit on before-tax, after-tax and Roth 401(k) contributions is 75% of eligible compensation. Participants age 50 or older by the end of the calendar year are permitted to make additional "catch-up" contributions.
The Plan's assets are held in a trust. The trustee for the Plan and custodian for all Plan assets is the Northern Trust Company (the "Trustee" or "Northern Trust"). The Trustee is responsible for maintaining the assets of the Plan and performing all other acts deemed necessary or proper to fulfill its responsibility as set forth in the trust agreement pertaining to the Plan. Transamerica Retirement Solutions, LLC ("Transamerica") provided recordkeeping services for the Plan up through August, 2024, when the recordkeeping services transitioned from Transamerica to Alight Solutions ("Alight"). As a result of the transition, participant Plan account balances, loans (if applicable), investment direction elections for future contributions and contribution rate elections and beneficiary information automatically transferred to Alight, and the Trustee began to make distribution payments on behalf of the Plan.
The Marsh & McLennan Companies Benefits Administration Committee is the plan administrator responsible for the overall administration and operation of the Plan. Certain administrative functions are performed by employees of the Company or its subsidiaries. All such costs are borne directly by the Company. Prior to the Alight transition, the Company paid the administrative expenses for the Plan. Effective with the Alight transition, participants began to pay a recordkeeping fee of $1.63 per month ($19.50 annually), transaction fees of $25 for certain in-service withdrawals and distributions requests and $50 for new loan requests.
The Marsh & McLennan Companies Benefits Investment Committee is the investment fiduciary responsible for selecting the investment alternatives to be made available to Plan participants in addition to Company stock, which is available at the direction of the Plan Sponsor as a matter of plan design. The Plan is intended to comply with Section 404(c) of ERISA. Therefore, the Plan permits participants to exercise control over the investment of the assets in their individual account and, to the extent the participants have exercised such control, the participants are solely responsible for their decisions. Certain investment advisory and consulting services are performed by employees of the Company or its subsidiaries. Those costs are borne directly by the Company. The Company also pays certain investment management fees on behalf of the Plan.
Contributions
The Company makes matching contributions, after completion of 1 year of vesting service, of 50% on the first 6% of eligible compensation (base pay) that participants contribute to the Plan in any pay period. The Company makes an automatic Company contribution equal to 4% of eligible base pay, (the "Fixed Contribution"). Eligible U.S. employees of the Company are eligible to receive the Fixed Contribution with the exception of MMA. The Fixed Contribution is paid into the Plan by the Company regardless of whether an employee contributes to the Plan.
Participant and Company contributions are subject to certain limitations in accordance with Federal income tax regulations. When a participant reaches the Internal Revenue Code ("IRC") annual before-tax and/or Roth 401(k) contributions limit, the before-tax and/or Roth 401(k) contributions are automatically made as after-tax contributions for the remainder of the calendar year unless the participant decides to discontinue contributions or the participant’s eligible compensation reaches the IRC compensation limit.
Investments
Prior to the Alight transition, participants were eligible to direct their Company matching contributions and all of their participant contributions to any of the available investment options. Fixed contributions followed the investment direction of Company matching contributions. Effective with the Alight transition, future Company matching contributions and fixed contributions follow the investment direction of participant contributions. If a participant does not choose an investment direction, they are automatically invested in the BlackRock LifePath Index Fund which most closely matches a participant's retirement age, based on the Plan's normal retirement age of 65.
Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the Company’s matching contribution and the Fixed Contribution, charged for withdrawals, and adjusted to reflect the performance of the investment options in which the account is invested. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting and Forfeitures
Participants are vested immediately in their own contributions plus actual earnings thereon.
Participants hired before January 1, 1998 are fully vested in the Company’s matching contributions. Participants hired on or after January 1, 1998 and who terminated employment with the Company on or before June 30, 2002 vested in the Company’s matching contribution as follows: 0% if less than 3 years of service, 33% after 3 years of service, 67% after 4 years of service, and 100% after 5 years of service.
Participants who were hired on or after July 1, 2002 and who terminated employment with the Company on or before December 31, 2005, were subject to the following vesting schedule: 0% if less than 2 years of service, 20% after 2 years of service, 40% after 3 years of service, 67% after 4 years of service and 100% after 5 years of service.
Participants who were active employees as of January 1, 2006, or participants who terminate employment on or after January 1, 2006 who have at least 1 hour of service on or after January 1, 2006, vest in the Company’s matching contribution and Fixed Contribution as follows: 0% if less than 2 years of service, 33-1/3% after 2 years of service, 66-2/3% after 3 years of service and 100% after 4 years of service.
During the year ended December 31, 2025, employer contributions of $6,671,780 were funded from forfeited non-vested accounts. Unused balances of forfeited non-vested accounts at December 31, 2025 and 2024, totaled $3 and $603,215, respectively. These balances are used to fund future contributions due from the Company.
Payment of Benefits
Payment of benefits on termination of service varies depending upon the vested amount in the participant’s account balance, the reason for termination (i.e. retirement, death, disability, termination of service for other reasons) and the payment options available (i.e. immediate lump sum payment, deferral of lump sum payment, installment payments, etc.) for a particular type of termination.
Effective with the Alight transition, participants with vested balances greater than $1,000 may elect to take a distribution or leave their balance in the Plan. However, participants must begin receiving payments from the Plan under the Internal Revenue Service required minimum distribution rules. With respect to non-Roth accounts, required minimum distributions must begin no later than April 1st of the calendar year following the calendar year in which they attain age 73 (if born after December 31, 1950), age 72 (if born after June 30, 1949 but before January 1, 1951), age 70-1/2 (if born before July 1, 1949) or in which they terminate employment, if later, at which time distributions must begin.
Notes Receivable from Participants
Plan participants may borrow from their accounts up to a maximum amount equal to the lesser of $50,000 or 50% of the vested value of their Plan account. Outstanding loans, which are secured by the participants’ interest in the Plan, are generally repaid through weekly or semi-monthly payroll deductions or may be paid in full without penalty. Loan repayments, which include principal and interest, are credited directly to the participant’s Plan account. Interest is charged on the outstanding balance at prime rate plus 1% based on the prime rate in effect at the time the loan is processed. Loan terms range from 1 to 5 years; however, terms may exceed 5 years for the purchase of a primary residence. At December 31, 2025, participant loans have maturities through 2040 at interest rates ranging from 4.25% to 9.50%.
The preceding description of the Plan provides only general information. Participants should refer to the plan document and the summary plan description. The summary plan description is located in the Marsh & McLennan Companies Benefits Handbook accessible via https://careers.marsh.com/global/en/us-benefits and provides a more complete description of the Plan’s provisions.